NET INCOME LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME/LOSS PER SHARE
Computation of basic and diluted net income (loss) per share

	Years ended December 31,
	2019	2020	2021
Numerator:
Net (loss) income attributable to ordinary shareholders of RYB Education, Inc. for computing basic and diluted net (loss) income per ordinary share	(2,434)	(37,280)	6,790
Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss) income per ordinary share	28,074,624	28,122,851	28,208,734
Effects of dilutive securities
Options	—	—	700,715
Nonvested shares	—	—	53,031
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	28,074,624	28,122,851	28,962,480
Net (loss) income per ordinary share-basic	(0.09)	(1.33)	0.24
Net (loss) income per ordinary share-diluted	(0.09)	(1.33)	0.23

Summary of shares outstanding excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods presented

	Years ended December 31,
	2019	2020	2021
Share options	4,008,558	4,556,458	3,315,748
Nonvested shares	383,534	582,876	17,000
	4,392,092	5,139,334	3,332,748